INCOME TAX (Restated, see Note 2) (Tables)	11 Months Ended
Dec. 31, 2020
INCOME TAX (Restated, see Note 2)
Schedule of Company's net deferred tax assets

December 31,
2020
Deferred tax assets (liabilities)
Net operating loss carryforward	$36,961
Startup and organizational costs	472,542
Unrealized gain on marketable securities	(43,985)
Total deferred tax assets	465,518
Valuation Allowance	(465,518)
Deferred tax assets, net of allowance	$—

Schedule of income tax provision

For the Period
from
February 14, 2020
(Inception)
Through
December 31,
2020
Federal
Current	$—
Deferred	(465,518)

State and Local
Current	—
Deferred	—

Change in valuation allowance	465,518

Income tax provision	$—

Schedule of reconciliation of the federal income tax rate to the Company's effective tax rate

December 31,
2020
Statutory federal income tax rate	21.0%
Change in fair value of warrants	(17.1)%
Transaction costs incurred in connection with warrant liabilities	(0.9)%
Valuation allowance	(3.0)%
Income tax provision	0.0%